Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Current
Stockpile	$52,454	$26,235
Finished goods	61,266	68,029
Materials and supplies	93,614	60,748
	207,334	155,012
Non-current
Stockpile	9,591	42,785
Low grade stockpile[1]	5,875	-
Materials and supplies	8,984	7,940
	24,450	50,725
	$231,784	$205,737